Investment Objectives and Goals	Mar. 03, 2026
Pacer US Large Cap Cash Cows Growth Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Large Cap Cash Cows Growth Leaders ETF